Income Tax - Summary of Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	0	0
Non-recognition due to history of losses	(2,016)	(3,075)
Deferred tax assets netting	(1,713)	(854)
Deferred tax liabilities netting	1,713	854
Intangible assets [Member]
Statements [Line Items]
Deferred tax assets	1,770	2,064
Deferred revenue [Member]
Statements [Line Items]
Deferred tax assets	180	358
Lease liability [Member]
Statements [Line Items]
Deferred tax assets	1,776	886
Deferred expenses [Member]
Statements [Line Items]
Deferred tax assets	3	14
Recognized [Member]
Statements [Line Items]
Deferred tax assets	3,729	3,929
Right-of-use asset [Member]
Statements [Line Items]
Deferred tax liabilities	1,713	854
Recognized [Member]
Statements [Line Items]
Deferred tax liabilities	€ 1,713	854
Other liabilities [Member]
Statements [Line Items]
Deferred tax assets		€ 607